Federal Income Tax Status - Additional Information (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
Tax determination letter, date	Jul. 06, 2015
Tax determination letter, obtained	true